Borrowings - Credit Facilities (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Amount outstanding	$ 226,189		$ 226,189		$ 248,313
Gain/ (Loss) on bond and debt extinguishment	1,715	$ 0	$ 1,715	$ 0
Navios Logistics
Debt Instrument [Line Items]
Variable rate basis			LIBOR
Navios Logistics | Minimum
Debt Instrument [Line Items]
Loan margin percentage			3.15%
Maturity date			Sep. 30, 2021
Navios Logistics | Maximum
Debt Instrument [Line Items]
Loan margin percentage			3.25%
Maturity date			Nov. 30, 2024
Secured debt
Debt Instrument [Line Items]
Repayment frequency			semi-annual or quarterly
Variable rate basis			LIBOR
Minimum liquidity	30,000		$ 30,000
Secured debt | Minimum
Debt Instrument [Line Items]
Loan margin percentage			2.55%
Maturity date			Sep. 30, 2018
Value to loan ratio			1.1
Net total debt to assets			0.75
Secured debt | Minimum | Covenants waived up to six quarters
Debt Instrument [Line Items]
Value to loan ratio			0.9
Secured debt | Maximum
Debt Instrument [Line Items]
Loan margin percentage			3.60%
Maturity date			Nov. 30, 2022
Value to loan ratio			1.3
Net total debt to assets			0.8
Secured debt | Maximum | Covenants waived up to six quarters
Debt Instrument [Line Items]
Value to loan ratio			1.3
Net total debt to assets			0.9
Navios Acquisition Loan
Debt Instrument [Line Items]
Line of credit facility issuance date			Sep. 19, 2016
Maximum borrowing capacity	70,000		$ 70,000
Amount outstanding	$ 53,494		$ 53,494		$ 51,240
Interest rate spread	8.75%		8.75%
Secured credit facilities | Navios Acquisition
Debt Instrument [Line Items]
Repayment amount			$ 15,028
Repayment of debt			37,921
Repurchase of senior notes			7,286
Secured credit facility refinanced | Navios Logistics
Debt Instrument [Line Items]
Gain/ (Loss) on bond and debt extinguishment			1,715
Secured credit facility refinanced | Navios Acquisition
Debt Instrument [Line Items]
Amount outstanding	$ 17,322		17,322
Repayment of debt			$ 15,607